Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of classes of share capital

	Total	Total
	number of	shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2022	59,063,521	4,489	233,872
Capital increase through exercise of warrants	3,665	(2)	22
Outstanding on December 31, 2022	59,067,186	4,487	233,895
Equity settled share-based payments expense	—	—	47
Outstanding on December 31, 2023	59,067,186	4,487	233,942
Equity settled share-based payments expense	—	—	(47)
Outstanding on December 31, 2024	59,067,186	4,487	233,895

Schedule of nature and purpose of the other reserves

	As of December 31,
in 000€	2024	2023	2022
Legal reserve	279	279	279
Other reserves	2,060	2,010	1,987
Equity-settled share-based payment expense	332	47	72
Other Comprehensive Income (loss)	(11,474)	(9,682)	(10,606)
Other Reserves	(8,803)	(7,346)	(8,268)

Schedule of components of other comprehensive loss

	Currency	Fair value	Total OCI
	Translation	adjustment	attributable to
	Differences	equity	the
in ’000€	& Other	investments	shareholder
At January 1, 2022	(6,133)	(2,954)	(9,087)
Currency translation impact	(1,427)	—	(1,427)
Fair value adjustment	—	(92)	(92)
At December 31, 2022	(7,560)	(3,046)	(10,606)
Currency translation impact	1,255	—	1,255
Fair value adjustment	—	(331)	(331)
At December 31, 2023	(6,305)	(3,377)	(9,682)
Currency translation impact	(1,795)	—	(1,795)
Fair value adjustment	—	3	3
At December 31, 2024	(8,100)	(3,374)	(11,474)